UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

Scudder Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Target 2010 Fund

	Shares	Value ($)

Common Stocks 25.4%
Consumer Discretionary 2.7%
Auto Components 0.2%
Johnson Controls, Inc.	1,230	83,702
Household Durables 0.1%
The Stanley Works	1,570	75,250
Media 0.8%
Clear Channel Communications, Inc.	2,520	76,658
Time Warner, Inc.	12,360	220,379
Viacom, Inc. "B"	5,850	181,175

		478,212
Multiline Retail 0.9%
Federated Department Stores, Inc.	2,620	160,789
J.C. Penney Co., Inc.	3,380	173,056
Kohl's Corp.*	2,000	96,260
Nordstrom, Inc.	2,840	98,406

		528,511
Specialty Retail 0.5%
Home Depot, Inc.	2,300	94,392
Staples, Inc.	4,080	92,738
The Sherwin-Williams Co.	1,690	71,910

		259,040
Textiles, Apparel & Luxury Goods 0.2%
Polo Ralph Lauren Corp.	2,150	105,780
Consumer Staples 2.4%
Beverages 1.1%
Coca-Cola Co.	9,250	395,715
PepsiCo, Inc.	3,400	200,872

		596,587
Food & Staples Retailing 0.2%
Costco Wholesale Corp.	2,700	130,572
Food Products 0.3%
General Mills, Inc.	4,130	199,314
Household Products 0.8%
Energizer Holdings, Inc.*	720	36,353
Procter & Gamble Co.	7,290	408,167

		444,520
Energy 2.4%
Energy Equipment & Services 0.1%
Schlumberger Ltd.	770	69,893
Oil, Gas & Consumable Fuels 2.3%
Amerada Hess Corp.	1,990	248,949
Burlington Resources, Inc.	1,430	103,275
Chevron Corp.	4,600	262,522

ConocoPhillips	1,480	96,762
ExxonMobil Corp.	8,966	503,351
Occidental Petroleum Corp.	840	66,259

		1,281,118
Financials 5.3%
Banks 1.6%
Bank of America Corp.	10,270	449,210
Wachovia Corp.	4,500	227,340
Wells Fargo & Co.	2,760	166,152
Zions Bancorp.	1,400	102,858

		945,560
Capital Markets 1.3%
Lehman Brothers Holdings, Inc.	2,860	342,256
The Goldman Sachs Group, Inc.	3,030	382,901

		725,157
Diversified Financial Services 0.8%
CIT Group, Inc.	3,110	142,220
Citigroup, Inc.	2,306	105,569
Countrywide Financial Corp.	2,900	92,133
JPMorgan Chase & Co.	2,870	105,099

		445,021
Insurance 1.6%
AFLAC, Inc.	3,800	181,564
Allstate Corp.	3,690	194,795
Hartford Financial Services Group, Inc.	1,800	143,550
Lincoln National Corp.	1,400	70,854
MetLife, Inc.	6,070	299,919

		890,682
Health Care 3.4%
Biotechnology 0.6%
Amgen, Inc.*	1,780	134,853
Genzyme Corp.*	1,590	114,957
Invitrogen Corp.*	1,280	81,395

		331,205
Health Care Equipment & Supplies 0.2%
Medtronic, Inc.	2,300	130,318
Health Care Providers & Services 1.3%
Aetna, Inc.	1,200	106,272
Cardinal Health, Inc.	1,700	106,267
Caremark Rx, Inc.*	4,520	236,848
UnitedHealth Group, Inc.	2,620	151,672
WellPoint, Inc.*	1,620	120,982

		722,041
Pharmaceuticals 1.3%
Allergan, Inc.	1,400	125,020
Johnson & Johnson	8,094	506,846
Pfizer, Inc.	5,200	113,048

		744,914
Industrials 2.8%
Aerospace & Defense 1.4%
Boeing Co.	4,000	258,560

Goodrich Corp.	2,320	83,682
Lockheed Martin Corp.	2,640	159,879
United Technologies Corp.	5,560	285,117

		787,238
Electrical Equipment 0.4%
Emerson Electric Co.	2,800	194,740
Industrial Conglomerates 1.0%
General Electric Co.	7,310	247,882
Tyco International Ltd.	12,290	324,333

		572,215
Information Technology 4.0%
Communications Equipment 0.9%
Cisco Systems, Inc.*	8,810	153,734
Motorola, Inc.	16,100	356,776

		510,510
Computers & Peripherals 1.0%
Apple Computer, Inc.*	1,310	75,443
EMC Corp.*	15,400	214,984
International Business Machines Corp.	3,080	252,190

		542,617
IT Consulting & Services 0.5%
Accenture Ltd. "A"*	6,070	159,702
Affiliated Computer Services, Inc. "A"*	2,320	125,535

		285,237
Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc.	5,370	87,961
Intel Corp.	4,970	116,795

		204,756
Software 1.2%
Microsoft Corp.	9,370	240,809
Oracle Corp.*	26,880	340,838
Symantec Corp.*	4,830	115,196

		696,843
Materials 0.8%
Chemicals 0.6%
Dow Chemical Co.	4,760	218,293
PPG Industries, Inc.	1,940	116,342

		334,635
Paper & Forest Products 0.2%
Georgia-Pacific Corp.	2,990	97,265
Telecommunication Services 0.7%
Wireless Telecommunication Services
ALLTEL Corp.	1,090	67,427
Sprint Nextel Corp.	14,860	346,387

		413,814
Utilities 0.9%
Electric Utilities 0.5%
Allegheny Energy, Inc.*	1,930	54,542
Edison International	2,320	101,523

Exelon Corp.	2,410	125,392

		281,457
Independent Power Producers & Energy Traders 0.4%
Constellation Energy Group	2,070	113,436
TXU Corp.	1,180	118,885

		232,321

Total Common Stocks (Cost $12,549,601)		14,341,045
	Principal Amount ($)	Value ($)

US Treasury Obligations 74.4%
US Treasury STRIPS, 4.298%**, 11/15/2010 (a) (Cost $37,958,014)	51,965,000	41,938,093
	Shares	Value ($)

Securities Lending Collateral 25.8%
Scudder Daily Assets Fund Institutional, 3.89% (b) (c) (Cost $14,537,113)	14,537,113	14,537,113
Cash Equivalents 0.2%
Scudder Cash Management QP Trust, 3.83% (d) (Cost $114,885)	114,885	114,885
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 65,159,613)	125.8	70,931,136
Other Assets and Liabilities, Net	(25.8)	(14,563,725)

Net Assets	100.0	56,367,411

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2005 amounted to $14,167,958 which is 25.1 % of net assets.
(b)		Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Target 2010, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Target 2010, a series of Scudder Target Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005